Leases (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Total net cost for operating leases	$ 1.6	$ 1.6
Operating leases cash payments	$ 1.6	$ 1.6
Rental expenses			$ 0.9
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating leases remaining terms	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating leases remaining terms	3 years